Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of balances due from/(to) related parties at December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
Seatankers Management Co. Ltd	—	(94)
Frontline Ltd	135	601
Frontline Management (Bermuda) Limited	(29)	(35)
Frontline Corporate Services Ltd	(13)	(12)
Frontline Management AS	(33)	(16)
Flex LNG Fleet Management AS	(234)	(223)
SFL Corporation Ltd	(2)	(2)
Northern Drilling Ltd	31	—
Golden Ocean Management AS	(1)	—
Related party balance	(146)	219
Related Party Transactions
A summary of income and (expenses) incurred from related parties for the years ended December 31, 2020, 2019, and 2018 are as follows:

(in thousands of $)	2020	2019	2018
Seatankers Management Co. Ltd	(312)	(548)	(616)
Seatankers Management Norway AS	(81)	(84)	(58)
Frontline Management (Bermuda) Limited	(122)	(711)	(1,864)
Frontline Ltd	17	—	—
Frontline Management AS	(154)	(336)	(469)
Flex LNG Fleet Management AS	(1,795)	(223)	—
Ship Finance International Limited	(2)	—	—
FS Maritime SARL	(225)	—	—
Total related party transactions	(2,674)	(1,902)	(3,007)
In June 2019, the Company made a final payment of $145.1 million to a related party of Geveran, our major shareholder, upon the delivery of the fifth LNG carrier Flex Constellation.
In August 2019, the Company made a final payment of $145.2 million to a related party of Geveran upon the delivery of the sixth LNG carrier Flex Courageous.
In July 2020, we prepaid $17.8 million per vessel to related parties of Geveran as part of agreements to postpone delivery of Flex Aurora and Flex Amber by up to one and three months, respectively. The prepaid amounts were deducted from the final payments due to the related parties of Geveran upon delivery of each vessel from the shipyard.
In July 2020, the Company made a final payment of $130.3 million to a related party of Geveran upon delivery of the seventh LNG carrier, Flex Aurora.
In August 2020, the Company made a final payment of $130.6 million to a related party of Geveran upon delivery of the eighth LNG carrier, Flex Artemis.

In September 2020, the Company made a final payment of $130.5 million to a related party of Geveran upon delivery of the ninth LNG carrier, Flex Resolute.
In October 2020, the Company made a final payment of $130.7 million to a related party of Geveran upon delivery of the tenth LNG carrier, Flex Amber.

For more information see Note 7: Vessel Purchase Prepayments and Note 8: Vessels and Equipment, Net.

In March 2017, the Company, through on of its wholly owned subsidiaries, entered into a $270 million revolving credit facility (the "$270 million Revolving Credit Facility") with Sterna Finance Ltd., a company related to Geveran. In November 2019, the Company cancelled the $270 Million Revolving Credit Facility. The facility was undrawn at the time of cancellation.

General Management Agreements
We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, purchase of goods and services within the ordinary course of business and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the year ended December 31, 2020, we paid Frontline Management and associated companies $0.3 million for these services (2019: $1.0 million).
We also have an agreement with Seatankers Management Co. Ltd. ("Seatankers") under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the year ended December 31, 2020, we paid Seatankers $0.3 million for such services (2019: $0.5 million).
Technical Management and Support Services
In October 2019, Flex LNG Fleet Management AS, a related party owned by Frontline Ltd., received a document of compliance under the ISM Code, qualifying it for technical ship management services. In the year ended December 31, 2020, the technical ship management of all of our vessels in operation was transferred to Flex LNG Fleet Management AS. Flex LNG Fleet Management AS will also be responsible for the technical ship management of our three vessels scheduled for delivery in 2021. Under the agreements between Flex LNG Fleet Management AS and our vessel owning subsidiaries, Flex LNG Fleet Management AS is paid a fixed fee of $272,500 per vessel per annum for the provision of technical management services for each of our vessels in operation. The fee is subject to annual review. During the year ended December 31, 2020, we paid $1.8 million to Flex LNG Fleet Management AS for these services (2019: $0.2 million).

Consultancy Services

In April 2020, Flex LNG Management Ltd entered into a consultancy agreement with FS Maritime SARL for the employment of our Chief Commercial Officer. The fee is set at a maximum of CHF437,995 per annum and is charged on a pro-rated basis for the time allocation of consultancy services incurred. During the year ended December 31, 2020, we paid $0.2 million to FS Maritime SARL for these services.